Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000011041 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000011041 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000011041 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000011041 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000011041 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000011041 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000011041 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000011041 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000011041 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000011041 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000011041 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000011041 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000011041 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000011041 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000011041 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000011041 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000011041 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000011041 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.78%
C000011041 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000174774 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000174774 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000174774 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000174774 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000174774 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000174774 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000174774 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000174774 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000174774 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000174774 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000174774 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000174774 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000174774 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000174774 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000174774 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000174774 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000174774 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000174774 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.78%
C000174774 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000011043 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000011043 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000011043 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000011043 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000011043 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000011043 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000011043 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000011043 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000011043 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000011043 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000011043 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000011043 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000011043 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000011043 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000011043 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000011043 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000011043 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000011043 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.78%
C000011043 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000011044 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000011044 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000011044 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000011044 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000011044 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000011044 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000011044 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000011044 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000011044 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000011044 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000011044 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000011044 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000011044 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000011044 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000011044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000011044 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000011044 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000011044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.78%
C000011044 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000011045 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000011045 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000011045 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000011045 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000011045 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000011045 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000011045 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000011045 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000011045 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000011045 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000011045 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000011045 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000011045 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000011045 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000011045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000011045 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000011045 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000011045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.78%
C000011045 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%